Income Taxes Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Net Deferred Income Tax [Abstract]
Deferred Tax Liabilities, Net	$ (4,410)	$ (3,984)	$ (3,696)
Increase in Tax Liability Attributable to Sunoco Acquisition	(488)	0
Deferred Income Tax Liability as a Result of SUGS Contribution to Regency	0	(115)
Noncurrent asset	62	(124)
Deferred Tax Liabilities, Other	0	(49)
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	116	217
Valuation allowance	$ 84	$ 74